Party In-Interest	12 Months Ended
Dec. 31, 2025
EBP 075
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party In-Interest	Party-In-Interest
Certain Plan investments are managed by Fidelity. Fidelity Management Trust Company, a subsidiary of Fidelity, is the trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions. Callan LLC is the Plan's investment advisor. The Plan invests in several Callan sponsored funds which qualify as party-in-interest transactions.
The Plan also holds shares of Parker-Hannifin Corporation common stock. Investment activity related to these shares qualify as party-in-interest transactions.